UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number           811-22185

                                                  IndexIQ Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
                                                                      Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Kirk C. Lehneis

IndexIQ Advisors LLC

800 Westchester Ave., Suite S-710

                                     Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

January 31, 2018 (unaudited)

	Shares	Value
Exchange Traded Notes — 0.9%

Volatility Fund — 0.9%
iPATH S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $692,266)	14,721	$441,041

Exchange Traded Vehicles — 0.6%

Euro Fund — 0.4%
CurrencyShares Euro Trust*(a)	1,634	195,394

Gold Fund — 0.0%(b)
PowerShares DB Gold Fund*	218	9,300

Japanese Yen Fund — 0.1%
CurrencyShares Japanese Yen Trust*(a)	452	39,722

Silver Fund — 0.1%
iShares Silver Trust*(a)	2,167	35,430
Total Exchange Traded Vehicles (Cost $268,337)		279,846

Investment Companies — 97.8%

Asia ex Japan Equity Funds — 0.7%
iShares MSCI All Country Asia ex Japan ETF(a)	1,487	121,607
iShares MSCI Pacific ex Japan ETF(a)	1,591	78,818
Vanguard FTSE Pacific ETF(a)	1,696	129,507
Total Asia ex Japan Equity Funds		329,932

BRIC Equity Funds — 3.8%
iShares China Large-Cap ETF(a)	16,747	882,065
iShares MSCI China ETF	8,447	631,920
SPDR S&P China ETF(a)	1,975	238,402
Total BRIC Equity Funds		1,752,387

Emerging Markets Small Cap Equity Fund — 2.3%
SPDR S&P Emerging Markets SmallCap ETF(a)	19,730	1,079,823

Europe Equity Funds — 0.7%
iShares Europe ETF	102	5,086
iShares MSCI Eurozone ETF	547	25,392
Vanguard FTSE Europe ETF	482	30,115
Xtrackers MSCI Europe Hedged Equity ETF(a)	8,944	257,945
Total Europe Equity Funds		318,538

Floating Rate Funds — 4.9%
iShares Floating Rate Bond ETF(a)	8,578	437,650
PowerShares Senior Loan Portfolio	61,597	1,430,898
SPDR Blackstone/GSO Senior Loan ETF	8,999	428,802
Total Floating Rate Funds		2,297,350

High Yield Municipal Bond Fund — 0.1%
VanEck Vectors High-Yield Municipal Index ETF(a)	1,101	34,307

International Bond Funds — 3.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,239	719,731
PowerShares Emerging Markets Sovereign Debt Portfolio	10,210	298,234
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	33,551	660,619

	Shares	Value
Investment Companies (continued)

International Bond Funds (continued)
WisdomTree Emerging Markets Local Debt Fund(a)	732	$29,119
Total International Bond Funds		1,707,703

International Equity Core Fund — 4.5%
Xtrackers MSCI EAFE Hedged Equity ETF	64,410	2,077,867

International Small Cap Equity Funds — 6.7%
iShares MSCI EAFE Small-Cap ETF	29,745	2,018,198
SPDR S&P International Small Cap ETF	4,531	168,735
Vanguard FTSE All World ex-U.S. Small-Cap ETF	7,287	907,304
Total International Small Cap Equity Funds		3,094,237

Investment Grade Corporate Bond Funds — 13.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	48,536	5,827,718
iShares U.S. Credit Bond ETF	2,058	228,417
Total Investment Grade Corporate Bond Funds		6,056,135

Japan Equity Funds — 1.0%
iShares MSCI Japan ETF	4,383	275,866
Xtrackers MSCI Japan Hedged Equity ETF(a)	4,449	200,027
Total Japan Equity Funds		475,893

Mortgage Backed Securities Funds — 0.9%
iShares MBS ETF	2,907	306,282
Vanguard Mortgage-Backed Securities ETF(a)	2,405	124,699
Total Mortgage Backed Securities Funds		430,981

Treasury Inflation-Protected Securities Funds — 0.5%
iShares 0-5 Year TIPS Bond ETF(a)	509	50,706
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund(a)	699	36,201
Vanguard Short-Term Inflation-Protected Securities ETF(a)	3,421	166,432
Total Treasury Inflation-Protected Securities Funds		253,339

U.S. Large Cap Core Funds — 3.8%
Financial Select Sector SPDR Fund	39,853	1,185,228
Materials Select Sector SPDR Fund	678	42,680
PowerShares KBW Bank Portfolio	283	16,827
SPDR S&P Bank ETF(a)	1,225	61,483
Technology Select Sector SPDR Fund	6,723	460,190
Total U.S. Large Cap Core Funds		1,766,408

U.S. Large Cap Growth Funds — 9.3%
Guggenheim S&P 500 Pure Growth ETF	927	105,233
iShares Russell 1000 Growth ETF	12,966	1,867,623
iShares S&P 500 Growth ETF(a)	5,573	912,133
Vanguard Growth ETF	9,669	1,452,767
Total U.S. Large Cap Growth Funds		4,337,756

U.S. Medium Term Treasury Bond Fund — 0.5%
iShares 3-7 Year Treasury Bond ETF	1,796	216,723

U.S. Multi Cap Funds — 3.7%
Schwab U.S. Broad Market ETF	2,763	187,552

See Notes to Schedule of Investments.

Schedule of Investments (continued)

January 31, 2018 (unaudited)

	Shares	Value
Investment Companies (continued)

U.S. Multi Cap Funds (continued)
Vanguard Total Stock Market ETF	10,470	$1,512,182
Total U.S. Multi Cap Funds		1,699,734

U.S. Preferred Fund — 4.6%
iShares U.S. Preferred Stock ETF(a)	56,438	2,123,198

U.S. Short Term Treasury Bond Funds — 30.3%
iShares Short Treasury Bond ETF	30,418	3,357,539
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	8,934	817,640
Vanguard Short-Term Bond ETF	125,620	9,888,806
Total U.S. Short Term Treasury Bond Funds		14,063,985

U.S. Small Cap Growth Funds — 2.8%
iShares Russell 2000 Growth ETF	2,957	572,918
iShares S&P Small-Cap 600 Growth ETF(a)	1,758	309,795
Vanguard Small-Cap Growth ETF(a)	2,620	437,776
Total U.S. Small Cap Growth Funds		1,320,489

Total Investment Companies (Cost $42,758,001)		45,436,785

Short-Term Investment — 0.8%

Money Market Fund — 0.8%
Dreyfus Treasury & Agency Cash Management Institutional Shares, 1.21%(d)
(Cost $351,692)	351,692	351,692

Investment of Cash Collateral For Securities Loaned — 18.0%

Money Market Fund — 18.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.22%(d)
(Cost $8,376,732)	8,376,732	8,376,732

Total Investments — 118.1%

(Cost $52,447,028)		54,886,096
Other Assets and Liabilities, Net — (18.1)%		(8,425,883)
Net Assets — 100.0%		$46,460,213

*	Non-income producing securities.

(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $8,220,488; total market value of collateral held by the Fund was $8,379,107. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $2,375.

(b)	Less than 0.05%.

(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $199,436.

(d)	Reflects the 1-day yield at January 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (continued)

January 31, 2018 (unaudited)

Total Return Swap contracts outstanding at January 31, 2018:

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
CurrencyShares Australian Dollar Trust	Morgan Stanley	(2.00)	5/21/2018	Monthly	$ (27,250)	$–
CurrencyShares Australian Dollar Trust	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(9,110)	–
CurrencyShares British Pound Sterling Trust	Morgan Stanley	(3.00)	5/21/2018	Monthly	(1,380)	–
CurrencyShares British Pound Sterling Trust	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(414)	–
CurrencyShares Euro Trust	Morgan Stanley	2.42	5/21/2018	Monthly	55,246	–
CurrencyShares Euro Trust	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	18,415	–
CurrencyShares Japanese Yen Trust	Morgan Stanley	2.42	5/21/2018	Monthly	11,249	–
CurrencyShares Japanese Yen Trust	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	3,779	–
Energy Select Sector SPDR Fund	Morgan Stanley	1.00	5/21/2018	Monthly	(215,194)	–
Energy Select Sector SPDR Fund	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(71,706)	–
Financial Select Sector SPDR Fund	Morgan Stanley	2.42	5/21/2018	Monthly	446,635	–
Guggenheim S&P 500 Pure Growth ETF	Morgan Stanley	2.42	5/21/2018	Monthly	29,742	–
Guggenheim S&P 500 Pure Growth ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	9,876	–
Health Care Select Sector SPDR Fund	Morgan Stanley	1.07	5/21/2018	Monthly	(83,166)	–
iPath Bloomberg Commodity Index Total Return ETN	Morgan Stanley	0.94	5/21/2018	Monthly	(17,089)	–
iPath Bloomberg Commodity Index Total Return ETN	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(5,705)	–
iPATH S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	2.42	5/21/2018	Monthly	124,634	–
iPATH S&P 500 VIX Short-Term Futures ETN	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	41,555	–
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	14,345	–
iShares 0-5 Year TIPS Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	4,782	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	61,300	–
iShares 3-7 Year Treasury Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	20,393	–
iShares China Large-Cap ETF	Morgan Stanley	2.42	5/21/2018	Monthly	332,400	–
iShares Core MSCI EAFE ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(87,955)	–
iShares Core MSCI EAFE ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(29,342)	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(166,748)	–
iShares Core MSCI Emerging Markets ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(55,603)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(257,493)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(85,810)	–
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	0.50	5/21/2018	Monthly	(273,810)	–
iShares Edge MSCI Min Vol USA ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(91,270)	–
iShares Europe ETF	Morgan Stanley	2.42	5/21/2018	Monthly	1,446	–
iShares Europe ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	499	–
iShares Floating Rate Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	123,672	–
iShares Floating Rate Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	41,224	–
iShares iBoxx $ High Yield Corporate Bond ETF	Morgan Stanley	(0.50)	5/21/2018	Monthly	(139,418)	–
iShares iBoxx $ High Yield Corporate Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(46,444)	–

See Notes to Schedule of Investments.

Schedule of Investments (continued)

January 31, 2018 (unaudited)

Total Return Swap contracts outstanding at January 31, 2018: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	$1,647,000	$–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	548,960	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	203,380	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	67,832	–
iShares MBS ETF	Morgan Stanley	2.42	5/21/2018	Monthly	86,606	–
iShares MBS ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	28,869	–
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	2.42	5/21/2018	Monthly	34,348	–
iShares MSCI All Country Asia ex Japan ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	11,449	–
iShares MSCI China ETF	Morgan Stanley	2.42	5/21/2018	Monthly	238,120	–
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.42	5/21/2018	Monthly	570,415	–
iShares MSCI EAFE Small-Cap ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	190,116	–
iShares MSCI Eurozone ETF	Morgan Stanley	2.42	5/21/2018	Monthly	7,195	–
iShares MSCI Eurozone ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	2,414	–
iShares MSCI Japan ETF	Morgan Stanley	2.42	5/21/2018	Monthly	77,983	–
iShares MSCI Japan ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	25,994	–
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	2.42	5/21/2018	Monthly	22,293	–
iShares MSCI Pacific ex Japan ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	7,431	–
iShares Russell 1000 Growth ETF	Morgan Stanley	2.42	5/21/2018	Monthly	527,763	–
iShares Russell 1000 Growth ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	175,873	–
iShares Russell 1000 Value ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(181,430)	–
iShares Russell 1000 Value ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(60,520)	–
iShares Russell 2000 ETF	Morgan Stanley	0.95	5/21/2018	Monthly	(136,190)	–
iShares Russell 2000 ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(45,344)	–
iShares Russell 2000 Growth ETF	Morgan Stanley	2.42	5/21/2018	Monthly	161,975	–
iShares Russell 2000 Growth ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	54,056	–
iShares Russell 2000 Value ETF	Morgan Stanley	0.25	5/21/2018	Monthly	(127,417)	–
iShares Russell 2000 Value ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(42,515)	–
iShares S&P 500 Growth ETF	Morgan Stanley	2.42	5/21/2018	Monthly	257,780	–
iShares S&P 500 Growth ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	85,927	–
iShares S&P 500 Value ETF	Morgan Stanley	(0.50)	5/21/2018	Monthly	(67,382)	–
iShares S&P 500 Value ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(22,461)	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.42	5/21/2018	Monthly	87,581	–
iShares S&P Small-Cap 600 Growth ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	29,253	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(70,958)	–
iShares S&P Small-Cap 600 Value ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(23,653)	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	948,937	–
iShares Short Treasury Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	316,349	–
iShares Silver Trust	Morgan Stanley	2.42	5/21/2018	Monthly	10,023	–
iShares Silver Trust	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	3,335	–
iShares U.S. Credit Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	64,596	–
iShares U.S. Credit Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	21,532	–

See Notes to Schedule of Investments.

Schedule of Investments (continued)

January 31, 2018 (unaudited)

Total Return Swap contracts outstanding at January 31, 2018: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
iShares U.S. Preferred Stock ETF	Morgan Stanley	2.42	5/21/2018	Monthly	$ 600,077	$–
iShares U.S. Preferred Stock ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	200,026	–
iShares U.S. Real Estate ETF	Morgan Stanley	0.63	5/21/2018	Monthly	(16,105)	–
iShares U.S. Real Estate ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(5,342)	–
Materials Select Sector SPDR Fund	Morgan Stanley	2.42	5/21/2018	Monthly	12,086	–
Materials Select Sector SPDR Fund	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	4,029	–
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Morgan Stanley	2.42	5/21/2018	Monthly	10,254	–
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	3,418	–
PowerShares DB Commodity Index Tracking Fund	Morgan Stanley	0.94	5/21/2018	Monthly	(40,937)	–
PowerShares DB Commodity Index Tracking Fund	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(13,646)	–
PowerShares DB Gold Fund	Morgan Stanley	2.42	5/21/2018	Monthly	2,645	–
PowerShares DB Gold Fund	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	896	–
PowerShares DB U.S. Dollar Index Bullish Fund	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(112,135)	–
PowerShares DB U.S. Dollar Index Bullish Fund	Morgan Stanley	(1.25)	5/21/2018	Monthly	(336,404)	–
PowerShares Emerging Markets Sovereign Debt Portfolio	Morgan Stanley	2.42	5/21/2018	Monthly	84,271	–
PowerShares Emerging Markets Sovereign Debt Portfolio	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	28,100	–
PowerShares KBW Bank Portfolio	Morgan Stanley	2.42	5/21/2018	Monthly	4,757	–
PowerShares KBW Bank Portfolio	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	1,605	–
PowerShares S&P 500 Low Volatility Portfolio	Morgan Stanley	0.94	5/21/2018	Monthly	(133,257)	–
PowerShares S&P 500 Low Volatility Portfolio	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(44,435)	–
PowerShares Senior Loan Portfolio	Morgan Stanley	2.42	5/21/2018	Monthly	404,411	–
PowerShares Senior Loan Portfolio	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	134,804	–
Schwab U.S. Broad Market ETF	Morgan Stanley	2.42	5/21/2018	Monthly	53,014	–
Schwab U.S. Broad Market ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	17,649	–
Schwab U.S. Small-Cap ETF	Morgan Stanley	(4.35)	5/21/2018	Monthly	(20,979)	–
Schwab U.S. Small-Cap ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(7,017)	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.42	5/21/2018	Monthly	121,174	–
SPDR Blackstone / GSO Senior Loan ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	40,407	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.42	5/21/2018	Monthly	231,088	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	77,060	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(326,766)	–
SPDR Bloomberg Barclays Convertible Securities ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(108,904)	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(99,714)	–
SPDR Bloomberg Barclays High Yield Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(33,250)	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	(0.60)	5/21/2018	Monthly	(227,839)	–

See Notes to Schedule of Investments.

Schedule of Investments (continued)

January 31, 2018 (unaudited)

Total Return Swap contracts outstanding at January 31, 2018: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
SPDR Dow Jones International Real Estate ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	$ (75,960)	$–
SPDR Dow Jones REIT ETF	Morgan Stanley	(0.50)	5/21/2018	Monthly	(11,411)	–
SPDR Dow Jones REIT ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(3,774)	–
SPDR S&P Bank ETF	Morgan Stanley	2.42	5/21/2018	Monthly	17,366	–
SPDR S&P Bank ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	5,772	–
SPDR S&P China ETF	Morgan Stanley	2.42	5/21/2018	Monthly	89,808	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	2.42	5/21/2018	Monthly	305,175	–
SPDR S&P Emerging Markets SmallCap ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	101,743	–
SPDR S&P International Small Cap ETF	Morgan Stanley	2.42	5/21/2018	Monthly	47,704	–
SPDR S&P International Small Cap ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	15,901	–
Technology Select Sector SPDR Fund	Morgan Stanley	2.42	5/21/2018	Monthly	173,384	–
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	2.42	5/21/2018	Monthly	9,691	–
VanEck Vectors High-Yield Municipal Index ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	3,241	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	186,701	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	62,240	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.42	5/21/2018	Monthly	256,366	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	85,414	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(142,192)	–
Vanguard FTSE Developed Markets ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(47,413)	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(261,012)	–
Vanguard FTSE Emerging Markets ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(87,021)	–
Vanguard FTSE Europe ETF	Morgan Stanley	2.42	5/21/2018	Monthly	8,497	–
Vanguard FTSE Europe ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	2,812	–
Vanguard FTSE Pacific ETF	Morgan Stanley	2.42	5/21/2018	Monthly	36,576	–
Vanguard FTSE Pacific ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	12,218	–
Vanguard Growth ETF	Morgan Stanley	2.42	5/21/2018	Monthly	410,633	–
Vanguard Growth ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	136,878	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	2.42	5/21/2018	Monthly	35,258	–
Vanguard Mortgage-Backed Securities ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	11,770	–
Vanguard Real Estate ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(140,706)	–
Vanguard Real Estate ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(46,877)	–
Vanguard Short-Term Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	2,794,796	–
Vanguard Short-Term Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	931,572	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(374,523)	–
Vanguard Short-Term Corporate Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(124,867)	–
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	2.42	5/21/2018	Monthly	47,045	–
Vanguard Short-Term Inflation-Protected Securities ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	15,665	–
Vanguard Small-Cap ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(67,846)	–
Vanguard Small-Cap ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(22,615)	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.42	5/21/2018	Monthly	123,647	–

See Notes to Schedule of Investments.

Schedule of Investments (continued)

January 31, 2018 (unaudited)

Total Return Swap contracts outstanding at January 31, 2018: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Vanguard Small-Cap Growth ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	$ 41,271	$–
Vanguard Small-Cap Value ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(168,769)	–
Vanguard Small-Cap Value ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(56,301)	–
Vanguard Total Stock Market ETF	Morgan Stanley	2.42	5/21/2018	Monthly	427,368	–
Vanguard Total Stock Market ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	142,408	–
Vanguard Value ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(162,542)	–
Vanguard Value ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(54,218)	–
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	2.42	5/21/2018	Monthly	8,234	–
WisdomTree Emerging Markets Local Debt Fund	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	2,745	–
Xtrackers MSCI EAFE Hedged Equity ETF	Morgan Stanley	2.42	5/21/2018	Monthly	587,261	–
Xtrackers MSCI EAFE Hedged Equity ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	195,754	–
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	2.42	5/21/2018	Monthly	72,908	–
Xtrackers MSCI Europe Hedged Equity ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	24,312	–
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	2.42	5/21/2018	Monthly	56,515	–
Xtrackers MSCI Japan Hedged Equity ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	18,838	–
Net Unrealized Appreciation (Depreciation)						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $199,436 and with Bank of America Merrill Lynch amounted to $– at January 31, 2018. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark, and the agreed-upon financing rate.

(e)	Reflects a reset date of January 31, 2018.

The following is a summary of inputs used to value the Fund’s investments as of January 31, 2018.
For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 of the Notes to the Schedules of Investments.
Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total

Description
Investments in Securities:(f)
Exchange Traded Notes	$441,041	$–	$–	$441,041
Exchange Traded Vehicles	279,846	–	–	279,846
Investment Companies	45,436,785	–	–	45,436,785
Short-Term Investment:
Money Market Fund	351,692	–	–	351,692
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	8,376,732	–	–	8,376,732
Total Investments in Securities	54,886,096	–	–	54,886,096
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$54,886,096	$–	$–	$54,886,096

See Notes to Schedule of Investments.

Schedule of Investments (continued)

January 31, 2018 (unaudited)

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total

Description
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedule of Investments.
(g)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedule of Investments.

1. FAIR VALUE MEASUREMENT (unaudited)

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

● Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

● Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2018 is disclosed at the end of the Fund’s Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Trust

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	March 27, 2018

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	March 27, 2018

* Print the name and title of each signing officer under his or her signature.